Basis of Presentation: Nature of Operations (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2013		Dec. 31, 2011		Mar. 31, 2013 Private Placement Offering Memorandum (PPM)	Sep. 30, 2012 Private Placement Offering Memorandum (PPM)	Aug. 01, 2012 Private Placement Offering Memorandum (PPM)
Entity Incorporation, Date of Incorporation	Sep. 21, 2011
Entity Incorporation, State Country Name	State of Delaware
Common Stock, Value, Subscriptions						$ 140,000	$ 67,500
Common Stock, Shares Authorized	100,000,000 [1]	100,000,000	[1]	100,000,000	[1]			10,000,000
Share Price								$ 0.10
Aggregate value of shares authorized								$ 1,000,000

[1]	All common shares amounts and per share amounts in these financial statements, reflect the five-for-one stock split of the issued and outstanding shares of common stock of the Company, effective April 28, 2012 including retroactive adjustment of common share amounts.